Significant Estimates and Concentrations (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Agricultural production loans
Concentration Risk [Line Items]
Loans receivable gross	$ 10,559,593	$ 10,982,491
Mortgage loans on real estate | Agricultural
Concentration Risk [Line Items]
Loans receivable gross	35,005,662	37,392,116
Mortgage loans on real estate | Commercial
Concentration Risk [Line Items]
Loans receivable gross	38,920,692	30,973,177
Mortgage loans on real estate | Commercial | Loans outside company's normal lending area
Concentration Risk [Line Items]
Loans receivable gross	$ 6,918,851	$ 4,162,724